Jul. 31, 2025
Davis New York Venture Fund | Davis New York Venture Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial intermediary and in “How to Choose a Share Class” on page 18 of the Fund’s prospectus and “Selecting the Appropriate Class of Shares” on page 33 of the Fund’s statement of additional information. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A shares	Class C shares	Class R shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	0.50%*	1.00%†	None	None
Redemption Fee (as a percentage of total redemption proceeds)	None	None	None	None
*
Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
†
Only applies in the first year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares	Class C shares	Class R shares	Class Y shares
Management Fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.23%	1.00%	0.49%	0.00%
Other Expenses	0.14%	0.21%	0.17%	0.13%
Total Annual Fund Operating Expenses	0.91%	1.75%	1.20%	0.67%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$563	$751	$955	$1,541	$563	$751	$955	$1,541
Class C shares	$278	$551	$949	$1,840	$178	$551	$949	$1,840
Class R shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455
Class Y shares	$68	$214	$373	$835	$68	$214	$373	$835

	If you redeem your shares in:				If you did not redeem your shares in:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$563	$751	$955	$1,541	$563	$751	$955	$1,541
Class C shares	$278	$551	$949	$1,840	$178	$551	$949	$1,840
Class R shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455
Class Y shares	$68	$214	$373	$835	$68	$214	$373	$835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Calendar Year Total Returns for Class A Shares

(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)

	Returns	Period Ending
Highest Quarter	18.99%	December 31, 2020
Lowest Quarter	-26.50%	March 31, 2020
Year-to-Date	17.31%	September 30, 2025

Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)
Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	11.93%	8.52%	9.24%
Class A shares return after taxes on distributions	7.07%	5.54%	6.02%
Class A shares return after taxes on distributions and sale of fund shares	10.54%	6.36%	6.67%
Class C shares return before taxes	15.55%	8.66%	9.07%
Class R shares return before taxes	17.13%	9.28%	9.46%
Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class Y shares return before taxes	17.75%	9.83%	10.04%
S&P 500 Index reflects no deduction for fees, expenses, or taxes	25.02%	14.51%	13.09%